Accumulated Other Comprehensive Income (Loss) (Components of Comprehensive Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Balance at Period Start		$ (1,217.6)		$ (870.4)
Other comprehensive loss other than reclassifications		(232.3)		(434.9)
Reclassifications into earnings
Change in derivative losses on cash flow hedges, net of taxes		1.9	[1]	1.9	[1]	$ 1.7
Amortization of net actuarial loss and prior service cost, net of tax	[2]	81.8		85.8
Total reclassifications into earnings		83.7		87.7
Balance at Period End		(1,366.2)		(1,217.6)		(870.4)
Change in derivative losses on cash flow hedges, taxes		0.0		0.0		0.9
Amortization of net actuarial loss and prior service cost, tax		1.2		2.5
Foreign Currency Gain (Loss) [Member]
Balance at Period Start		(677.0)		(429.3)
Other comprehensive loss other than reclassifications		(273.0)		(247.7)
Reclassifications into earnings
Change in derivative losses on cash flow hedges, net of taxes		0.0		0.0
Amortization of net actuarial loss and prior service cost, net of tax		0.0		0.0
Total reclassifications into earnings		0.0		0.0
Balance at Period End		(950.0)		(677.0)		(429.3)
Cash Flow Hedging [Member]
Balance at Period Start		(3.2)		(5.1)
Other comprehensive loss other than reclassifications		0.0		0.0
Reclassifications into earnings
Change in derivative losses on cash flow hedges, net of taxes	[1]	1.9		1.9
Amortization of net actuarial loss and prior service cost, net of tax		0.0		0.0
Total reclassifications into earnings		1.9		1.9
Balance at Period End		(1.3)		(3.2)		(5.1)
Net Investment Hedging [Member]
Balance at Period Start		(4.3)		(4.3)
Other comprehensive loss other than reclassifications		0.0		0.0
Reclassifications into earnings
Change in derivative losses on cash flow hedges, net of taxes		0.0		0.0
Amortization of net actuarial loss and prior service cost, net of tax		0.0		0.0
Total reclassifications into earnings		0.0		0.0
Balance at Period End		(4.3)		(4.3)		(4.3)
Defined Benefit Plans [Domain]
Balance at Period Start		(533.1)		(431.7)
Other comprehensive loss other than reclassifications		40.7		(187.2)
Reclassifications into earnings
Change in derivative losses on cash flow hedges, net of taxes		0.0		0.0
Amortization of net actuarial loss and prior service cost, net of tax	[2]	81.8		85.8
Total reclassifications into earnings		81.8		85.8
Balance at Period End		$ (410.6)		$ (533.1)		$ (431.7)

[1]	Gross amount reclassified to interest expense, and related taxes reclassified to income taxes.
[2]	Gross amount reclassified to pension and postretirement expense, within selling, general and administrative expenses, and related taxes reclassified to income taxes.